ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES	ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Acquisitions Completed During 2025
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2025. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

AS AT DEC. 31, 2025 (MILLIONS)	Infrastructure	Private Equity	Renewable Power and Transition		Real Estate and other	Total
Cash and cash equivalents	$515	$78	$84		$31	$708
Accounts receivable and other	697	246	648		10	1,601
Other financial assets	50	—	112		2	164
Inventory	118	214	—		1	333
Equity accounted investments	—	—	919		—	919
Investment properties	—	—	—		361	361
Property, plant and equipment	11,855	210	527		970	13,562
Intangible assets	2,942	1,639	—		82	4,663
Goodwill	4,777	1,161	71		223	6,232
Deferred income tax assets	—	5	—		9	14
Total assets	20,954	3,553	2,361	—	1,689	28,557
Less:
Accounts payable and other	(1,266)	(277)	(276)		(99)	(1,918)
Non-recourse borrowings	(6,293)	—	(676)		(502)	(7,471)
Deferred income tax liabilities	(2,356)	(95)	—		(123)	(2,574)
Non-controlling interests[1]	(209)	—	—		(4)	(213)
	(10,124)	(372)	(952)		(728)	(12,176)
Net assets acquired[2]	$10,830	$3,181	$1,409		$961	$16,381
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total purchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The Corporation recorded $2.4 billion of revenue and $14 million of net loss in 2025 from business combinations made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $4.5 billion and $102 million to total revenues and net income, respectively.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2025. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Infrastructure			Private Equity		Renewable Power and Transition
AS AT DEC. 31, 2025 (MILLIONS)	Colonial	Hotwire	Mantiqueira	Chemelex	Antylia	Geronimo
Cash and cash equivalents	$110	$320	$67	$35	$34	$84
Accounts receivable and other	429	214	24	157	64	648
Other financial assets	—	—	16	—	—	112
Inventory	17	90	—	109	97	—
Equity Accounted Investments	—	—	—	—	—	919
Property, plant and equipment	8,898	2,730	—	115	88	527
Intangible assets	—	1,542	1,330	804	786	—
Goodwill	1,979	2,633	54	680	373	71
Deferred income tax assets	—	—	—	2	2	—
Total assets	11,433	7,529	1,491	1,902	1,444	2,361
Less:
Accounts payable and other	(543)	(467)	(144)	(167)	(77)	(276)
Non-recourse borrowings	(2,686)	(2,967)	(563)	—	—	(676)
Deferred income tax liabilities	(1,979)	(148)	(201)	(81)	(5)	—
Non-controlling interests[1]	—	(175)	—	—	—	—
	(5,208)	(3,757)	(908)	(248)	(82)	(952)
Net assets acquired[2]	$6,225	$3,772	$583	$1,654	$1,362	$1,409
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total purchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Infrastructure
On April 29, 2025, a subsidiary of the company, alongside institutional partners, exercised its option to acquire the remaining interest in Mantiqueira Transmissora de Energia S.A. (“Mantiqueira”), a Brazilian electricity transmission operation. Following the transaction, the Corporation holds a 100% effective interest in Mantiqueira. The Corporation has control of Mantiqueira through voting rights and, as such, has presented the business on a consolidated basis. Total consideration paid for the business was $583 million. Goodwill of $54 million was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues of $237 million and net income of $81 million would have been recorded if the transaction had occurred at the beginning of the year for the year ended December 31, 2025.
On July 31, 2025, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 100% economic interest in Colonial Enterprises Inc. (“Colonial”), the largest refined products pipeline system in the U.S. The Corporation has control of Colonial through voting rights and, as such, has presented the business on a consolidated basis. Total consideration paid for the business was $6.2 billion. Goodwill of $2.0 billion was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues of $2.3 billion and net income of $441 million would have been recorded if the transaction had occurred at the beginning of the year for the year ended December 31, 2025.
On September 3, 2025, a subsidiary of the company, alongside institutional partners, completed the acquisition of an approximately 100% economic interest in Hotwire Communications (“Hotwire”), a leading provider of bulk fiber-to-the home services in key growing markets in the U.S. The Corporation has control of Hotwire through voting rights and, as such, has presented the business on a consolidated basis. Total consideration paid for the business was $3.8 billion. Goodwill of $2.6 billion was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues of $489 million and net loss of $175 million would have been recorded if the transaction had occurred at the beginning of the year for the year ended December 31, 2025.
Private Equity
On January 30, 2025, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 100% economic interest in Chemelex, a manufacturer of electric heat tracing systems in the U.S. The Corporation has control of Chemelex through voting rights and, as such, has presented the business on a consolidated basis. Total consideration paid for the business was $1.7 billion . Goodwill of $680 million was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues of $664 million and net loss of $73 million would have been recorded if the transaction had occurred at the beginning of the year for the year ended December 31, 2025.
On May 27, 2025, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 26% economic interest in Antylia Scientific (“Antylia”), a leading specialty consumables and equipment manufacturer. The Corporation has control of Antylia through voting rights and, as such, has presented the business on a consolidated basis. Total consideration paid for the business was $1.4 billion. Goodwill of $373 million was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues of $397 million and net loss of $122 million would have been recorded if the transaction had occurred at the beginning of the year for the year ended December 31, 2025.
Renewable Power and Transition
On May 29, 2025, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 100% economic interest in a fully integrated developer and operator of renewable power assets in the U.S. Total consideration paid for the business was $1.4 billion. Goodwill of $71 million was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues of $12 million and net loss of $32 million would have been recorded if the transaction had occurred at the beginning of the year for the year ended December 31, 2025.
In December 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 53% economic interest in Neoen S.A. (“Neoen”), a leading global renewables developer in France. In the first quarter of 2025, the subsidiary, alongside institutional partners, closed a mandatory cash tender offer to acquire additional interests in Neoen for total consideration of $3.3 billion, and held an approximate 100% effective interest as at December 31, 2025. The acquisition of additional interests have been reflected within investing activities in the consolidated statements of cash flows.
For additional details on the December 2024 acquisition of an interest in Neoen, refer to the discussion of business combinations that occurred during the year ended December 31, 2024 on the following page.
b)    Acquisitions Completed During 2024
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2024. No material changes were made to those allocations disclosed in the 2024 consolidated financial statements.

AS AT DEC. 31, 2024 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$553	$393	$4	$950
Accounts receivable and other	443	283	50	776
Other financial assets	345	294	10	649
Assets classified as held for sale	861	270	—	1,131
Property, plant and equipment	7,439	4,141	77	11,657
Intangible assets	—	1,580	52	1,632
Goodwill	3,556	294	49	3,899
Deferred income tax assets	60	—	—	60
Total assets	13,257	7,255	242	20,754
Less:
Accounts payable and other	(1,137)	(2,677)	(41)	(3,855)
Liabilities associated with assets classified as held for sale	(340)	(70)	—	(410)
Non-recourse borrowings	(4,736)	(478)	(14)	(5,228)
Deferred income tax liabilities	(437)	(454)	(10)	(901)
Non-controlling interests[1]	(3,015)	—	(4)	(3,019)
	(9,665)	(3,679)	(69)	(13,413)
Net assets acquired[2]	$3,592	$3,576	$173	$7,341
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total purchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The Corporation recorded $337 million of revenue and $22 million of net income in 2024 from business combinations made during the year. If the acquisitions had occurred on January 1, 2024, they would have contributed $1.8 billion and $130 million to total revenues and net income, respectively, for the year ended December 31, 2024.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2024. No material changes were made to those allocations disclosed in the 2024 consolidated financial statements.

	Renewable Power and Transition	Infrastructure
(MILLIONS)	Neoen	ATC India	Cyxtera
Cash and cash equivalents	$544	$368	$14
Accounts receivable and other	417	136	140
Other financial assets	345	279	—
Assets classified as held for sale	861	—	270
Property, plant and equipment	7,185	1,785	2,356
Intangible assets	—	582	379
Goodwill	3,531	294	—
Deferred income tax assets	60	—	—
Total assets	12,943	3,444	3,159
Less:
Accounts payable and other	(1,123)	(1,122)	(1,503)
Liabilities associated with assets classified as held for sale	(340)	—	(70)
Non-recourse borrowings	(4,611)	(119)	—
Deferred income tax liabilities	(423)	(162)	(229)
Non-controlling interests[1]	(3,005)	—	—
	(9,502)	(1,403)	(1,802)
Net assets acquired[2]	$3,441	$2,041	$1,357
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total pruchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Renewable Power and Transition
In December 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 53% economic interest in Neoen, a leading global renewables developer in France. The Corporation has control of Neoen through voting rights and, as such, has presented the business on a consolidated basis. The total consideration paid for the business was $3.4 billion. Goodwill of $3.5 billion was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Total revenues and net income that would have been recorded if the transaction had occurred on January 1, 2024 are $579 million and $15 million, respectively, for the year ended December 31, 2024.
Infrastructure
On January 12, 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 29% economic interest in Cyxtera Technologies Inc. (“Cyxtera”), a data center portfolio in the U.S., through its U.S. retail colocation data center operation subsidiary. The Corporation has control of Cyxtera through voting rights and, as such, has presented the business on a consolidated basis. The total consideration paid for the business was $803 million, and a bargain purchase gain of $554 million was recorded in fair value changes. No goodwill was recognized.
On September 12, 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 16% economic interest in ATC Telecom Infrastructure Private Limited (“ATC India”), an Indian telecom tower operation. The Corporation has control of ATC India through voting rights and, as such, has presented the business on a consolidated basis. The total consideration paid for the business was $2.0 billion. Goodwill of $294 million was recognized and represents the embedded value expected to be realized from the integration of the operations. The goodwill recognized is not deductible for income tax purposes.
Had the acquisitions of ATC India and Cyxtera been effective January 1, 2024, the Corporation’s revenue and net income would have increased by approximately $827 million and $96 million, respectively, for the year ended December 31, 2024.